UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fairfield Greenwich Advisors LLC
Address:   919 Third Avenue
           New York, NY 10022

Form 13F File Number: 028-11375


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McKeefry
Title:     General Counsel
Phone:     (212) 319-6060

Signature, Place, and Date of Signing:

       /s/ Mark McKeefry                New York, NY          April 12, 2006
------------------------------   -------------------------    --------------
        [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:        $ 149,797
                                               -------------
                                                (thousands)


List of Other Included Managers:

None


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
                                                  Form 13F INFORMATION TABLE


                                                            VALUE   SHRS OR    SH/  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)  PRM AMT    PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------------- -------------- ---------  --------  ---------- ---- ---- --------  -------- -----   ------- ------

MANUGISTICS GROUP INC            NOTE
                                 5.000% 11/0  565011 AB 9  22,529   23,967,000           SOLE                 X

ISIS PHARMACEUTICALS INC DEL     NOTE
                                 5.500% 5/0   464337 AC 8  21,230   22,000,000           SOLE                 X

                                 SDCV
NETWORK EQUIP TECHNOLOGIES       7.250% 5/1   641208 AA 1   1,680    2,000,000           SOLE                 X

JDS UNIPHASE CORP                NOTE 11/1    46612J AB 7   9,360    9,000,000           SOLE                 X

                                 NOTE
ICOS CORP                        2.000% 7/0   449295 AB 0  20,375   25,000,000           SOLE                 X

MAGMA DESIGN AUTOMATION          NOTE 5/1     559181 AB 8  10,625   12,500,000           SOLE                 X

                                 NOTE
INCYTE CORP                      3.500% 2/1   45337C AE 2  17,425   21,250,000           SOLE                 X

                                 SDCV
PIXELWORKS, INC                  1.750% 5/1   72581M AB 3  3,877    5,500,000            SOLE                 X

                                 NOTE
GATEWAY INC                      1.500% 12/3  367626 AB 4  4,620    6,000,000            SOLE                 X

ENCYSIVE PHARMACEUTICALS INC     FRNT
                                 2.500% 3/1   29256X AB 3  5,400    7,500,000            SOLE                 X

                                 NOTE
SYNAPTICS, INC                   0.750% 12/0  87157D AB 5  22,005   27,000,000           SOLE                 X

                                 NOTE
ANTIGENICS INC DEL               5.250% 2/0   037032 AC 3  550      1,000,000            SOLE                 X

AMERIGROUP CORP                  COM          03073T 10 2  1,069    50,800               SOLE                 X

                                 NY REGISTRY
CHICAGO BRIDGE & IRON CO N V     SH           167250 10 9  458      19,100               SOLE                 X

JDS UNIPHASE CORP                COM          46612J 10 1  185      44,400               SOLE                 X

KULICKE & SOFFA INDS INC         COM          501242 10 1  3,845    403,000              SOLE                 X

MARKWEST HYDROCARBON INC         COM          570762 10 4  1,853    80,933               SOLE                 X

OWENS-ILL INC                    COM NEW      690768 40 3  560      32,231               SOLE                 X




RTI INTL METALS INC              COM          74973W 10 7  1,097    20,000               SOLE                 X

TENET HEALTHCARE CORPORATION     COM          88033G 10 0  74       10,000               SOLE                 X

AVICI SYS INC                    COM          05367L 80 2  134      30,000               SOLE                 X

MOLINA HEALTHCARE INC            COM          60855R 10 0  445      13,300               SOLE                 X

SIGMATEL INC                     COM          82661W 10 7  350      40,000               SOLE                 X

TERREMARK WORLDWIDE INC          COM NEW      881448 20 3  51       6,000                SOLE                 X
